ACQUISITIONS AND GOODWILL - Asset Acquisitions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Asset Acquisition [Line Items]
Non-controlling interests recognized upon these asset acquisitions	¥ 0	¥ 0	¥ 56,519
Additional contingent consideration	100,000
Settlement of consideration	¥ 241,850	2,349,732	¥ 396,230
Settlements term	3 months
Other payables
Asset Acquisition [Line Items]
Remaining consideration payable for asset acquisitions	¥ 137,569	31,600
Other long-term liabilities
Asset Acquisition [Line Items]
Remaining consideration payable for asset acquisitions		¥ 7,644